Derivative Instruments and Hedging Activities (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivative [Line Items]
Subordinated debentures	$ 15,465	$ 15,465
Interest Rate Swap [Member]
Derivative [Line Items]
Subordinated debentures	$ 5,000